Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) - Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Abstract]
Beginning of year	$ 0
Changes resulting from:
Acquisition of reserves	99,670,116
Sales of oil, natural gas and NGLs, net of production costs	(480,274)
Net change	99,189,842
End of year	$ 99,189,842